Provisions - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2016 JPY (¥)
Restoration obligations for operating lease properties [member]
Disclosure of other provisions [Line Items]
Reversal due to change of estimated restoration obligations related to finalization of head office relocation obligation	¥ 212